Net (Loss) / Income from continuing operations Per Unit (Tables)	12 Months Ended
Dec. 31, 2018
Net (Loss) / Income from continuing operations Per Unit [Abstract]
Net (Loss) / Income Per Unit Basic and Diluted
BASIC AND DILUTED	2018	2017	2016
Numerators
Partnership’s net (loss) / income from continuing operations	$ (7,611)	$15,795	$18,750
Less:
Preferred unit holders’ interest in Partnership’s net income from continuing operations	11,101	11,101	11,101
General Partner’s interest in Partnership’s net (loss) / income from continuing operations	(352)	86	150
Partnership’s net (loss) / income from continuing operations allocable to unvested units	(103)	13	52
Common unit holders’ interest in Partnership’s net (loss) / income from continuing operations	$ (18,257)	$4,595	$7,447
Denominators
Weighted average number of common units outstanding, basic and diluted	18,100,455	17,692,192	17,114,761
Net (loss) / income from continuing operations per common unit:
Basic and Diluted	$ (1.01)	$0.26	$0.44